Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2020		$ 96,241	$ 149,334	$ 2,289,626	$ 20,825	$ (378,028)	$ 2,177,998
Balance (in shares) at Dec. 31, 2020	96,241
Increase (decrease) in shareholders' equity
Net Income (Loss)				253,922			253,922
Dividends:
Cash/Payable				(72,838)			(72,838)
Purchase of treasury stock						(716)	(716)
Exercise of stock options		110	2,304				2,414
Exercise of stock options (in shares)	110
Stock compensation expense recognized in earnings			506				506
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(52,805)		(52,805)
Balance at Dec. 31, 2021		96,351	152,144	2,470,710	(31,980)	(378,744)	2,308,481
Balance (in shares) at Dec. 31, 2021	96,351
Increase (decrease) in shareholders' equity
Net Income (Loss)				300,232			300,232
Dividends:
Cash/Payable				(75,375)			(75,375)
Purchase of treasury stock						(52,048)	(52,048)
Exercise of stock options		69	1,468				1,537
Exercise of stock options (in shares)	69
Stock compensation expense recognized in earnings			449				449
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(438,517)		(438,517)
Balance at Dec. 31, 2022		96,420	154,061	2,695,567	(470,497)	(430,792)	2,044,759
Balance (in shares) at Dec. 31, 2022	96,420
Increase (decrease) in shareholders' equity
Net Income (Loss)				411,768			411,768
Dividends:
Cash/Payable				(78,247)			(78,247)
Purchase of treasury stock						(4,611)	(4,611)
Exercise of stock options		47	1,120				1,167
Exercise of stock options (in shares)	47
Stock compensation expense recognized in earnings			330				330
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					72,608		72,608
Balance at Dec. 31, 2023		$ 96,467	$ 155,511	$ 3,029,088	$ (397,889)	$ (435,403)	$ 2,447,774
Balance (in shares) at Dec. 31, 2023	96,467